Performance Management	Feb. 03, 2025
Macquarie Focused International Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie Focused International Core ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911
Macquarie Focused SMID Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie Focused SMID Cap Core ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911
Macquarie Tax-Free USA Intermediate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie Tax-Free USA Intermediate ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911
Macquarie Tax-Free USA ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie Tax-Free USA ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911
Macquarie National High-Yield Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	How has Macquarie National High-Yield Municipal Bond ETF performed?
Performance Narrative [Text Block]

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at etf.macquarie.com or by calling 844-469-9911. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Fund is new, it has no performance history.
Performance Availability Website Address [Text]	etf.macquarie.com
Performance Availability Phone [Text]	844-469-9911